UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07089

              DREYFUS PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

               (Exact name of Registrant as specified in charter)


                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                            New York, New York 10166
               (Address of principal executive offices) (Zip code)

                              Mark N. Jacobs, Esq.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:  11/30

Date of reporting period: 11/30/03



(PAGE)



                                  FORM N-CSR

ITEM 1. REPORTS TO STOCKHOLDERS.

      Dreyfus
      Pennsylvania
      Intermediate
      Municipal Bond Fund

      ANNUAL REPORT November 30, 2003


      YOU, YOUR ADVISOR AND
      DREYFUS
      A MELLON FINANCIAL COMPANY(SM)


The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Fund Performance

                             7   Statement of Investments

                            12   Statement of Assets and Liabilities

                            13   Statement of Operations

                            14   Statement of Changes in Net Assets

                            15   Financial Highlights

                            16   Notes to Financial Statements

                            21   Report of Independent Auditors

                            22   Important Tax Information

                            23   Board Members Information

                            25   Officers of the Fund

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                           Dreyfus Pennsylvania
                                               Intermediate Municipal Bond Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This annual report for Dreyfus Pennsylvania Intermediate Municipal Bond Fund covers the 12-month period from December 1, 2002, through November 30, 2003. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Douglas Gaylor.

Recent reports of marked improvement in the growth of U.S. Gross Domestic Product suggest to us that the economy has started to turn the corner. Tax cuts and low mortgage rates have put cash in consumers' pockets, and corporations have begun to increase spending and investment. As a result, after several years of falling interest rates and rising bond prices, the municipal bond market recently has become more volatile. As might be expected in a strengthening economy, securities that are more sensitive to their issuers' credit quality generally have outperformed those that tend to respond more to changes in interest rates.

Of course, we have seen upturns before, only to be disappointed when growth proved unsustainable over the longer term. However, based on recent data, we are cautiously optimistic about the current economic environment. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest the Dreyfus funds designed to meet your current needs, future goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,


/S/STEPHEN E. CANTER
Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 15, 2003

2


DISCUSSION OF FUND PERFORMANCE

Douglas Gaylor, Portfolio Manager

How did Dreyfus Pennsylvania Intermediate Municipal Bond Fund perform relative to its benchmark?

For the 12-month period ended November 30, 2003, the fund achieved a total return of 5.16% .(1) In comparison, the fund's benchmark, the Lehman Brothers 7-Year Municipal Bond Index, achieved a total return of 6.97% for the reporting period.(2) In addition, the fund is reported in the Lipper Pennsylvania Intermediate Municipal Debt Funds category. During the reporting period, the average total return for all funds reported in the category was 5.67%.(3)

Bond market gains during the first half of the reporting period were largely offset by heightened volatility during the reporting period's second half, when the economy grew stronger. The fund's return was lower than its Lipper category average, primarily because of the fund's defensive positioning early in the reporting period. The fund underperformed its benchmark, mainly because the benchmark contains bonds from many states, not just Pennsylvania, and does not reflect transaction fees and other expenses.

What is the fund's investment approach?

The fund seeks as high a level of current income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Pennsylvania state personal income taxes. The fund generally maintains a dollar-weighted average portfolio maturity between three and 10 years. While the fund currently intends to invest only in investment-grade municipal bonds, or the unrated equivalent as determined by Dreyfus, it has the ability to invest up to 20% of its net assets in municipal bonds rated below investment grade (" high-yield" or "junk" bonds) or the unrated equivalent as determined by Dreyfus.

                                                             The Fund  3


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

The portfolio manager may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, the portfolio manager may assess the current interest-rate environment and the municipal bond' s potential volatility in different rate environments. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund' s assets may be allocated to "discount" bonds, which are bonds that sell at a price below their face value, or to "premium" bonds, which are bonds that sell at a price above their face value. The fund's allocation to either discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment. The portfolio manager may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund's performance?

Persistent economic weakness had already led to historically low interest rates and a sustained rally for municipal bonds when the reporting period began. Despite the end of major combat operations in Iraq and an improving economic outlook, interest rates continued to fall in the spring of 2003 as investors anticipated another interest-rate reduction from the Federal Reserve Board, which occurred in late June.

However, the market reversed direction in July when more solid evidence of economic strength emerged. As many investors shifted their attention to the risk of higher interest rates, municipal bonds suffered one of the worst six-week declines in their history. Although the market regained much of its lost value in the fall, bond prices remained volatile.

We prepared early for heightened market volatility by reducing the fund's average duration -- a measure of sensitivity to changing interest rates -- to a range relatively shorter than the fund's Lipper category average. Although this defensive position prevented the fund from capturing the full benefits of further interest-rate declines, it helped shelter the fund from the full extent of the market's volatility during the summer and fall.

4
Because Pennsylvania issued relatively few intermediate-term securities and investor demand was robust during the reporting period, Pennsylvania municipal bonds reached high price levels compared to national averages. In addition, the scarcity of newly issued securities also has hindered our ability to find new investments at attractive prices, and trading activity during the reporting period generally was limited to replacing securities that matured or were redeemed early by their issuers.

What is the fund's current strategy?

Although its 2004 budget still has not been finalized, Pennsylvania generally fared better than most other states during the economic downturn. The state's relatively mature infrastructure along with a declining population has created little need for new projects to be financed with tax-exempt bonds. Therefore, the supply of newly issued municipal bonds in Pennsylvania generally has remained low, supporting their prices.

In this environment, we have continued to maintain what we consider a defensive posture, including a short average duration and a focus on securities, when available, that historically have tended to fare better than other securities in market declines.

December 15, 2003

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-PENNSYLVANIA RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE. RETURN FIGURES PROVIDED REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S RETURN WOULD HAVE BEEN LOWER.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX IS AN UNMANAGED TOTAL RETURN PERFORMANCE BENCHMARK FOR THE INVESTMENT-GRADE, GEOGRAPHICALLY UNRESTRICTED 7-YEAR TAX-EXEMPT BOND MARKET, CONSISTING OF MUNICIPAL BONDS WITH MATURITIES OF 6-8 YEARS. INDEX RETURNS DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH OPERATING A MUTUAL FUND.

(3) SOURCE: LIPPER INC. -- CATEGORY AVERAGE RETURNS REFLECT THE FEES AND EXPENSES OF THE FUNDS COMPRISING THE AVERAGE.

                                                             The Fund  5

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Pennsylvania Intermediate Municipal Bond Fund and the Lehman Brothers 7-Year Municipal Bond Index

EXHIBIT A:

                                      Lehman
                    Dreyfus          Brothers
                 Pennsylvania         7-Year
    PERIOD       Intermediate        Municipal
                   Municipal           Bond
                   Bond Fund          Index *

   12/16/93         10,000            10,000
   11/30/94         9,942             9,577
   11/30/95         11,580            11,039
   11/30/96         12,170            11,618
   11/30/97         12,982            12,319
   11/30/98         13,859            13,219
   11/30/99         13,678            13,280
   11/30/00         14,688            14,150
   11/30/01         16,001            15,300
   11/30/02         16,931            16,374
   11/30/03         17,804            17,516

* Source: Lipper Inc.
--------------------------------------------------------------------------------

Average Annual Total Returns as of 11/30/03

                                                            Inception                                                From
                                                              Date             1 Year             5 Years          Inception
------------------------------------------------------------------------------------------------------------------------------------


FUND                                                        12/16/93            5.16%              5.14%             5.96%

((+))  SOURCE: LIPPER INC.


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THE FUND'S PERFORMANCE SHOWN IN THE GRAPH AND TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THE ABOVE GRAPH COMPARES A $10,000 INVESTMENT MADE IN DREYFUS PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND ON 12/16/93 (INCEPTION DATE) TO A $10,000 INVESTMENT MADE IN THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX (THE "INDEX") ON THAT DATE. FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 12/31/93 IS USED AS THE BEGINNING VALUE ON 12/16/93. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED.

THE FUND INVESTS PRIMARILY IN PENNSYLVANIA MUNICIPAL SECURITIES AND ITS PERFORMANCE SHOWN IN THE LINE GRAPH TAKES INTO ACCOUNT FEES AND EXPENSES. THE INDEX IS NOT LIMITED TO INVESTMENTS PRINCIPALLY IN PENNSYLVANIA MUNICIPAL OBLIGATIONS AND DOES NOT TAKE INTO ACCOUNT CHARGES, FEES AND OTHER EXPENSES. THE INDEX, UNLIKE THE FUND, IS AN UNMANAGED, TOTAL RETURN PERFORMANCE BENCHMARK FOR THE INVESTMENT-GRADE, GEOGRAPHICALLY UNRESTRICTED 7-YEAR TAX-EXEMPT BOND MARKET, CONSISTING OF MUNICIPAL BONDS WITH MATURITIES OF 6-8 YEARS. THESE FACTORS CAN CONTRIBUTE TO THE INDEX POTENTIALLY OUTPERFORMING OR UNDERPERFORMING THE FUND. FURTHER INFORMATION RELATING TO FUND PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IF APPLICABLE, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.


6

STATEMENT OF INVESTMENTS

November 30, 2003

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS--98.5%                                                        Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA

Albert Gallatin Area School District

   5.15%, 9/1/2014 (Insured; MBIA)                                                            1,220,000                1,318,832

Berks County Municipal Authority, Health, Hospital and

  Nursing Home Revenue (Phoebe-Devitt Homes

   Project) 5.50%, 5/15/2011                                                                    965,000                  959,963

Butler Area Sewer Authority, Sewer Revenue

   Zero Coupon, 1/1/2010 (Insured; FGIC)                                                        600,000                  489,630

Butler County:

   5.25%, 7/15/2017 (Insured; FGIC)                                                           1,000,000                1,102,830

   5.25%, 7/15/2018 (Insured; FGIC)                                                           1,670,000                1,834,712

Cambria County 5.875%, 8/15/2008 (Insured; FGIC)                                                850,000                  894,574

Clarion Municipal Authority, Revenue

  (Clarview Personal Care)

   5.75%, 6/15/2013 (Insured; FGIC)                                                             445,000                  446,584

Clinton County Industrial Development Authority, PCR

   (International Paper Co. Project) 5.375%, 5/1/2004                                           500,000                  506,270

Council Rock School District

   4.75%, 11/15/2017 (Insured; FGIC)                                                          2,500,000                2,579,400

Delaware River Port Authority

  (Port District Project)

   4.75%, 1/1/2012 (Insured; MBIA)                                                            1,000,000                1,058,470

Erie School District

   Zero Coupon, 9/1/2009 (Insured; FSA)                                                       1,010,000                  847,622

Harrisburg Authority, Office and Parking Revenue

   5.75%, 5/1/2008                                                                            1,200,000                1,337,712

Harrisburg Parking Authority Revenue

   5.75%, 5/15/2014 (Insured; FSA)                                                              740,000                  847,337

Harrisburg Redevelopment Authority

   Zero Coupon, 11/1/2016 (Insured; FSA)                                                      2,000,000                1,101,300

Horsham Water Authority, Water Revenue

   5.25%, 11/15/2011 (Insured; AMBAC)                                                           510,000                  519,404

Kennett Consolidated School District

   5.25%, 2/15/2016 (Insured; FGIC)                                                           1,000,000                1,104,000

Lebanon County Good Samaritan Hospital Authority,

  Revenue (Good Samaritan Hospital Project):

      5.85%, 11/15/2007                                                                         845,000                  869,987

      6%, 11/15/2009                                                                          1,500,000                1,541,085

McKeesport Area School District

   Zero Coupon, 10/1/2009 (Insured; FGIC)                                                     1,070,000                  901,240

Monroe County Hospital Authority, HR

   (Pocono Medical Center) 5.50%, 1/1/2012                                                    1,095,000                1,215,132

                                                                                                           The Fund  7

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA (CONTINUED)

Monroeville Municipal Authority, Sanitary Sewer Revenue

   5.25%, 12/1/2015 (Insured; MBIA)                                                           1,035,000                1,147,329

Mount Lebanon School District

   5%, 2/15/2018                                                                              1,000,000                1,070,400

Norristown:

   Zero Coupon, 12/15/2011                                                                    1,465,000                1,087,352

   Zero Coupon, 12/15/2013                                                                      735,000                  486,996

North Allegheny School District

   5%, 5/1/2015 (Insured; FGIC)                                                               1,625,000                1,778,595

State of Pennsylvania

   5.125%, 9/15/2011 (Insured; AMBAC)                                                         2,000,000                2,214,880

Pennsylvania Convention Center Authority, Revenue

   6.25%, 9/1/2004                                                                              160,000                  165,054

Pennsylvania Finance Authority, Revenue (Penn Hills

   Project) 5.25%, 12/1/2013 (Insured; FGIC)                                                  2,045,000                2,240,993

Pennsylvania Higher Educational Facilities Authority,

  Revenue:

    Health Services (University of Pennsylvania):

         5.35%, 1/1/2008                                                                      3,995,000                4,247,005

         7%, 1/1/2008                                                                           800,000                  819,480

      (State System for Higher Education)

         5.25%, 12/15/2014 (Insured; AMBAC)                                                   1,600,000                1,752,656

      (UPMC Health System):

         6%, 1/15/2013                                                                        1,995,000                2,216,644

         6%, 1/15/2014                                                                        1,580,000                1,742,219

Pennsylvania Housing Finance Agency,

  Single Family Mortgage:

      6.20%, 4/1/2005                                                                           410,000                  410,172

      6.20%, 10/1/2005                                                                          420,000                  420,176

      5.75%, 4/1/2006                                                                           400,000                  422,956

      6.10%, 4/1/2006                                                                           455,000                  460,087

      5.75%, 10/1/2006                                                                          415,000                  438,423

      6.10%, 10/1/2006                                                                          465,000                  471,217

      5.90%, 10/1/2008                                                                        1,075,000                1,145,498

      5.45%, 10/1/2014                                                                        4,000,000                4,088,000

Pennsylvania Industrial Development Authority, EDR:

   7%, 1/1/2006 (Insured; AMBAC)                                                                795,000                  882,339

   5.50%, 7/1/2014 (Insured; AMBAC)                                                           2,350,000                2,662,057

Pennsylvania Infrastructure Investment Authority,

  Revenue (Pennvest Loan Pool Program)

   6%, 9/1/2005 (Insured; MBIA)                                                                 155,000                  167,322

8
                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA (CONTINUED)

Pennsylvania Intergovernmental Coop Authority,

  Special Tax Revenue (Philadelphia Funding

   Program) 5.25%, 6/15/2016 (Insured; FGIC)                                                  1,200,000                1,318,224

Pennsylvania Turnpike Commission,
   Oil Franchise Tax Revenue:

      5.25%, 12/1/2018 (Insured; AMBAC)                                                         455,000                  496,032

      5.25%, 12/1/2018 (Insured; AMBAC)
         (Prerefunded 12/1/2018)                                                                545,000  (a)             600,372

Philadelphia:

   5.70%, 11/15/2006 (Insured; FGIC)                                                            370,000                  392,807

   Airport Revenue (Philadelphia Airport System)

      5.75%, 6/15/2008 (Insured; AMBAC)                                                       1,000,000                1,075,980

   Gas Works Revenue

      5.50%, 7/1/2015 (Insured; FSA)                                                          1,550,000                1,739,472

Philadelphia Hospitals and Higher Education Facilities

  Authority, Revenue:

    (Jefferson Health System):

         4.30%, 5/15/2006                                                                       500,000                  524,565

         5%, 5/15/2011                                                                        2,500,000                2,625,325

      (Temple University Hospital)
         6.50%, 11/15/2008                                                                    2,110,000                2,235,313

Philadelphia Municipal Authority, LR

   5.40%, 11/15/2006 (Insured; FGIC)                                                            500,000                  511,065

Sayre Health Care Facilities Authority, Revenue

  (Guthrie Health):

      6.25%, 12/1/2013                                                                        1,800,000                2,008,944

      6.25%, 12/1/2014                                                                        1,000,000                1,107,580

Southeast Pennsylvania Transportation Authority,

  Special Revenue:

    6.50%, 3/1/2004

         (Insured; FGIC) (Prerefunded 3/1/2004)                                                  85,000  (a)              86,188

      5.875%, 3/1/2009

         (Insured; FGIC) (Prerefunded 3/1/2005)                                                  45,000  (a)              48,060

State Public School Building Authority, School Revenue

  (Daniel Boone School District Project)

   5%, 4/1/2017 (Insured; MBIA)                                                               1,005,000                1,078,184

Swarthmore Borough Authority, College Revenue

   (Swarthmore College) 5.25%, 9/15/2020                                                        750,000                  809,378

Trinity Area School District

   5.20%, 11/1/2012 (Insured; FSA)                                                            1,235,000                1,386,090

                                                                                                               The Fund  9

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA (CONTINUED)

Wayne County Hospital and Health Facilities

  Authority (Wayne Memorial Hospital Project)

   5.25%, 7/1/2016 (Insured; MBIA)                                                            2,135,000                2,334,217

West Mifflin Sanitary Sewer Municipal Authority,

   Sewer Revenue 4.90%, 8/1/2013 (Insured; MBIA)                                                880,000                  928,083

Westmoreland County

   Zero Coupon, 12/1/2008 (Insured; FGIC)                                                     1,590,000                1,387,688

Wilson Pennsylvania Area School District:

   5.125%, 3/15/2016 (Insured; FGIC)                                                          1,300,000                1,413,217

   5%, 5/15/2016 (Insured; FSA)                                                               1,135,000                1,227,866

York County Hospital Authority, Revenue (Lutheran

   Social Services Health Center) 6.25%, 4/1/2011                                             1,000,000                  983,940

Yough School District

   Zero Coupon, 10/1/2007 (Insured; FGIC)                                                     1,000,000                  915,200

TOTAL LONG-TERM INVESTMENTS
   (cost $77,451,709)                                                                                                 81,247,724

SHORT-TERM MUNICIPAL INVESTMENT--1.2%

Allegheny County Industrial Development Authority,

  Health and Housing Facilities Revenue, VRDN

  (Longwood at Oakmont, Inc.)

  1.10% (SBPA; Fleet National Bank)
   (cost $1,000,000)                                                                          1,000,000  (b)           1,000,000

TOTAL INVESTMENTS
   (cost $78,451,709)                                                                             99.7%               82,247,724

CASH AND RECEIVABLES (NET)                                                                          .3%                  253,507

NET ASSETS                                                                                       100.0%               82,501,231


10

Summary of Abbreviations

AMBAC               American Municipal Bond Assurance
                    Corporation

EDR                 Economic Development Revenue

FGIC                Financial Guaranty Insurance
                    Company

HR                  Hospital Revenue

FSA                 Financial Security Assurance

LR                  Lease Revenue

MBIA                Municipal Bond Investors Assurance
                    Insurance Corporation

PCR                 Pollution Control Revenue

SBPA                Standby Bond Purchase
                    Agreement

VRDN                Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

AAA                              Aaa                             AAA                                              57.4

AA                               Aa                              AA                                               17.8

A                                A                               A                                                14.8

BBB                              Baa                             BBB                                               7.7

F1                               MIG1                            SP1                                               1.2

Not Rated (c)                    Not Rated (c)                   Not Rated (c)                                     1.1

                                                                                                                 100.0

(A) BONDS WHICH ARE PREREFUNDED ARE COLLATERALIZED BY U.S. GOVERNMENT SECURITIES
    WHICH ARE HELD IN ESCROW AND ARE USED TO PAY PRINCIPAL AND INTEREST ON THE
    MUNICIPAL ISSUE AND TO RETIRE THE BONDS IN FULL AT THE EARLIEST REFUNDING
    DATE.

(B) SECURITIES PAYABLE ON DEMAND. VARIABLE INTEREST RATE--SUBJECT TO PERIODIC
    CHANGE.

(C) SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S,
    HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE
    RATED SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.
                                                                                                             The Fund  11


STATEMENT OF ASSETS AND LIABILITIES

November 30, 2003

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of Investments  78,451,709  82,247,724

Cash                                                                    598,479

Interest receivable                                                   1,018,934

Receivable for shares of Beneficial Interest subscribed                   2,940

Prepaid expenses                                                          9,473

                                                                     83,877,550
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            36,302

Payable for investment securities purchased                           1,207,331

Payable for shares of Beneficial Interest redeemed                       81,479

Accrued expenses                                                         51,207

                                                                      1,376,319
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       82,501,231
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                      78,408,113

Accumulated undistributed investment income--net                         16,851

Accumulated net realized gain (loss) on investments                     280,252

Accumulated net unrealized appreciation
  (depreciation) on investments                                       3,796,015
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       82,501,231
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(unlimited number of $.001 par value shares of Beneficial Interest authorized) 5,962,714

NET ASSET VALUE, offering and redemption price per share--Note 3(d) ($)   13.84

SEE NOTES TO FINANCIAL STATEMENTS.

12
STATEMENT OF OPERATIONS

Year Ended November 30, 2003

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      3,992,163

EXPENSES:

Management fee--Note 3(a)                                              506,028

Shareholder servicing costs--Note 3(b)                                 102,937

Professional fees                                                       54,659

Registration fees                                                       11,736

Custodian fees                                                          11,136

Trustees' fees and expenses--Note 3(c)                                  10,243

Prospectus and shareholders' reports                                    10,178

Loan commitment fees--Note 2                                             1,151

Miscellaneous                                                           14,473

TOTAL EXPENSES                                                         722,541

Less--reduction in management fee due to
  undertaking--Note 3(a)                                              (46,686)

NET EXPENSES                                                           675,855

INVESTMENT INCOME--NET                                               3,316,308
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                                281,711

Net unrealized appreciation (depreciation) on investments              720,021

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS               1,001,732

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 4,318,040

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund  13

STATEMENT OF CHANGES IN NET ASSETS

                                                     Year Ended November 30,
                                              ----------------------------------
                                                     2003                2002
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          3,316,308           3,298,416

Net realized gain (loss) on investments           281,711             172,621

Net unrealized appreciation
   (depreciation) on investments                  720,021             937,091

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    4,318,040           4,408,128
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net                        (3,267,466)          (3,249,697)

Net realized gain on investments                (191,015)            (831,597)

TOTAL DIVIDENDS                               (3,458,481)          (4,081,294)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($):

Net proceeds from shares sold                  14,926,952          22,005,937

Dividends reinvested                            2,603,905           3,174,840

Cost of shares redeemed                      (20,590,710)         (14,842,656)

INCREASE (DECREASE) IN NET ASSETS
   FROM BENEFICIAL INTEREST TRANSACTIONS      (3,059,853)          10,338,121

TOTAL INCREASE (DECREASE) IN NET ASSETS       (2,200,294)          10,664,955
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                            84,701,525           74,036,570

END OF PERIOD                                  82,501,231           84,701,525

Undistributed investment income--net               16,851               9,521
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

Shares sold                                     1,081,591           1,612,907

Shares issued for dividends reinvested            188,407             233,708

Shares redeemed                               (1,489,455)          (1,087,431)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   (219,457)              759,184

SEE NOTES TO FINANCIAL STATEMENTS.

14
FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                                                                      Year Ended November 30,
                                                                 -------------------------------------------------------------------
                                                                 2003           2002(a)        2001          2000           1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                            13.70          13.65          13.12          12.87         13.73

Investment Operations:

Investment income--net                                            .54(b)         .57(b)         .59            .61           .59

Net realized and unrealized
   gain (loss) on investments                                     .17            .20            .56            .31          (.76)

Total from Investment Operations                                  .71            .77           1.15            .92          (.17)

Distributions:

Dividends from investment income--net                            (.54)          (.57)          (.59)          (.61)         (.59)

Dividends from net realized
   gain on investments                                           (.03)          (.15)          (.03)          (.06)         (.10)

Total Distributions                                              (.57)          (.72)          (.62)          (.67)          (.69)

Net asset value, end of period                                  13.84          13.70          13.65          13.12          12.87
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                 5.16           5.81           8.94           7.38          (1.30)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                           .80            .80            .78            .80            .80

Ratio of net investment income
   to average net assets                                         3.93           4.21           4.36           4.72           4.41

Decrease reflected in above expense
   ratios due to undertakings
   by The Dreyfus Corporation                                     .06            .05            .04            .10            .12

Portfolio Turnover Rate                                         25.16          10.77          27.47          34.68          45.37
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                          82,501         84,702         74,037         64,739         71,677

(A)  AS  REQUIRED,  EFFECTIVE  DECEMBER  1,  2001,  THE  FUND  HAS  ADOPTED  THE
     PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES
     AND BEGAN  AMORTIZING  DISCOUNT OR PREMIUM ON A  SCIENTIFIC  BASIS FOR DEBT
     SECURITIES ON A DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED
     NOVEMBER  30,  2002 WAS TO  INCREASE  NET  INVESTMENT  INCOME PER SHARE AND
     DECREASE NET REALIZED AND  UNREALIZED  GAIN (LOSS) ON  INVESTMENTS  BY LESS
     THAN $.01 AND  INCREASE THE RATIO OF NET  INVESTMENT  INCOME TO AVERAGE NET
     ASSETS FROM 4.16% TO 4.21%. PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR
     PERIODS  PRIOR TO DECEMBER 1, 2001 HAVE NOT BEEN  RESTATED TO REFLECT  THIS
     CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                                       The Fund 15



NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

Dreyfus Pennsylvania Intermediate Municipal Bond Fund (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company. The fund's investment objective is to provide investors with as high a level of current income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold without a sales charge.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (excluding options and financial futures on municipal and U.S. Treasury securities) are valued each business day by an independent pricing service (the "Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial

16
futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the fund received net earnings credits of $1,132 during the period ended November 30, 2003 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

                                                             The Fund  17

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

At November 30, 2003, the components of accumulated earnings on a tax basis were as follows: undistributed capital gains $280,282 and unrealized appreciation $3,960,335.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2003 and November 30, 2002, were as follows: tax exempt income $3,267,466 and $3,249,697, ordinary income $0 and $501,370 and long term capital gains $191,015 and $330,227, respectively.

During the period November 30, 2003, as a result of permanent book to tax differences, the fund decreased accumulated undistributed investment income-net by $41,512, increased accumulated net realized gain (loss) on investments by $1,612 and increased paid-in capital by $39,900. Net assets were not affected by this reclassification.

NOTE 2--BANK LINE OF CREDIT:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended November 30, 2003, the fund did not borrow under the Facility.

18
NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the fund's average daily net assets and is payable monthly. The Manager had undertaken from December 1, 2002 through November 30, 2003 to reduce the management fee paid by the fund, to the extent that, if the fund's aggregate annual expenses, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed an annual rate of .80 of 1% of the value of the fund's average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $46,686 during the period ended November 30, 2003.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquires regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2003, the fund was charged $49,046 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2003, the fund was charged $29,922 pursuant to the transfer agency agreement.

                                                             The Fund  19

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(d) A 1% redemption fee is charged and retained by the fund on shares redeemed within thirty days following the date of issuance, including on redemptions through the use of the fund's exchange privilege. During the period ended November 30, 2003, redemption fees charged and retained by the fund amounted to $1,176.

NOTE 4--SECURITIES TRANSACTIONS:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2003, amounted to $20,926,125 and $25,760,552, respectively.

At November 30, 2003, the cost of investments for federal income tax purposes was $78,287,389; accordingly, accumulated net unrealized appreciation on investments was $3,960,335, consisting of $3,983,024 gross unrealized appreciation and $22,689 gross unrealized depreciation.

20
REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Directors Dreyfus Pennsylvania Intermediate Municipal Bond Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Pennsylvania Intermediate Municipal Bond Fund as of November 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2003 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Pennsylvania Intermediate Municipal Bond Fund at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with accounting principles generally accepted in the United States.
                                                Ernst & Young LLP

New York, New York

January 8, 2004

                                                             The Fund  21


IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby makes the following designations regarding its fiscal year ended November 30, 2003:

-- all the dividends paid from investment income-net are "exempt-interest dividends" (not generally subject to regular Federal income tax and, for individuals who are Pennsylvania residents, Pennsylvania personal income taxes), and

-- the fund hereby designates $.0279 per share as a long-term capital gain distribution paid on December 6, 2002.

As required by Federal tax law rules, shareholders will receive notification of their portion of the fund' s taxable ordinary dividends and capital gain distributions paid for the 2003 calendar year on Form 1099-DIV which will be mailed by January 31, 2004.

22
BOARD MEMBERS INFORMATION (Unaudited)

JOSEPH S. DIMARTINO (60)

CHAIRMAN OF THE BOARD (1995)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Corporate Director and Trustee

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* The Muscular Dystrophy Association, Director

* Levcor International, Inc., an apparel fabric processor, Director

* Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director

* The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 191

                              --------------

DAVID W. BURKE (67)

BOARD MEMBER (1994)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Corporate Director and Trustee

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* John F. Kennedy Library Foundation, Director

* U.S.S. Constitution Museum, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 87

                              --------------

DIANE DUNST (64)

BOARD MEMBER (1993)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* President, Huntting House Antiques

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 13

                              --------------

ROSALIND GERSTEN JACOBS (78)

BOARD MEMBER (1994)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Merchandise and marketing consultant

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 37

                                                             The Fund  23

BOARD MEMBERS INFORMATION (Unaudited) (CONTINUED)

JAY I. MELTZER (75)

BOARD MEMBER (1993)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Physician, Internist and Specialist in Clinical Hypertension

* Clinical Professor of Medicine at Columbia University & College of Physicians and Surgeons

* Adjunct Clinical Professor of Medicine at Cornell Medical College

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 13

                              --------------

DANIEL ROSE (74)

BOARD MEMBER (1993)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Chairman and Chief Executive Officer of Rose Associates, Inc., a New York based real estate development and management firm

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* Baltic-American Enterprise Fund, Vice Chairman and Director

* Harlem Educational Activities Fund, Inc., Chairman

* Housing Committee of the Real Estate Board of New York, Inc., Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 24

                              --------------

WARREN B. RUDMAN (73)

BOARD MEMBER (1993)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Of Counsel to (from January 1993 to December 31, 2002, Partner in) the law firm Paul, Weiss, Rifkind, Wharton & Garrison LLP

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* Collins & Aikman Corporation, Director

* Allied Waste Corporation, Director

* Chubb Corporation, Director

* Raytheon Company, Director

* Boston Scientific, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 21

                              --------------

SANDER VANOCUR (75)

BOARD MEMBER (1993)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* President of Old Owl Communications

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 24

                              --------------

ONCE ELECTED ALL BOARD MEMBERS SERVE FOR AN INDEFINITE TERM. ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS, INCLUDING THEIR ADDRESS IS AVAILABLE IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION WHICH CAN BE OBTAINED FROM DREYFUS FREE OF CHARGE BY CALLING THIS TOLL FREE NUMBER: 1-800-554-4611.

24
OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000.

     Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 95 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 58 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, EXECUTIVE VICE PRESIDENT SINCE NOVEMBER 2002.

     Chief Investment Officer, Vice Chairman and a Director of the Manager, and an officer of 95 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 50 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000.

     Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 96 investment companies (comprised of 202 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since June 1977.

JOHN B. HAMMALIAN, SECRETARY SINCE MARCH 2000.

     Associate General Counsel of the Manager, and an officer of 37 investment companies (comprised of 46 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since February 1991.

STEVEN F. NEWMAN, ASSISTANT SECRETARY SINCE MARCH 2000.

     Associate General Counsel and Assistant Secretary of the Manager, and an officer of 96 investment companies (comprised of 202 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since July 1980.

MICHAEL A. ROSENBERG, ASSISTANT SECRETARY SINCE MARCH 2000.

     Associate General Counsel of the Manager, and an officer of 93 investment companies (comprised of 195 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1991.

JAMES WINDELS, TREASURER SINCE NOVEMBER 2001.

     Director - Mutual Fund Accounting of the Manager, and an officer of 96 investment companies (comprised of 202 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since April 1985.

                                                             The Fund  25

OFFICERS OF THE FUND (Unaudited) (CONTINUED)

GREGORY S. GRUBER, ASSISTANT TREASURER SINCE MARCH 2000.

     Senior Accounting Manager - Municipal Bond Funds of the Manager, and an officer of 29 investment companies (comprised of 58 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since August 1981.

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001.

     Mutual Funds Tax Director of the Manager, and an officer of 96 investment companies (comprised of 202 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1993.

WILLIAM GERMENIS, ANTI-MONEY LAUNDERING COMPLIANCE OFFICER SINCE SEPTEMBER 2002.

     Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 91 investment companies (comprised of 197 portfolios) managed by the Manager. He is 33 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance Data Center, Inc.

26
NOTES

                  For More Information

                        Dreyfus
                        Pennsylvania
                        Intermediate
                        Municipal Bond Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL
Send your request
to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2004 Dreyfus Service Corporation                                  105AR1103


ITEM 2. CODE OF ETHICS.

      The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

      The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(1)  Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.


                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND



By:   /S/STEPHEN E. CANTER
      Stephen E. Canter
      President

Date:  January 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/STEPHEN E. CANTER
      Stephen E. Canter
      Chief Executive Officer

Date:  January 23, 2004

By:   /S/JAMES WINDELS
      James Windels
      Chief Financial Officer

Date:  January 23, 2004


(PAGE)

                                EXHIBIT INDEX

      (a)(1)      Code of ethics referred to in Item 2.

      (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

      (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)